Fair value disclosures (Details 3) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Assets
Cash and short-term investments	$ 3,592	$ 4,867	$ 2,736	$ 1,122
Available-for-sale securities	1,370	1,322	1,132
Securitized retained interests		102	52
Liabilities
Short-term borrowings	4,056	4,083	7,209
Guarantees	10	17	14
Machinery and Power Systems | Carrying Amount
Liabilities
Long-term debt (including amounts due within one year)	5,000	5,954	6,192
Financial Products | Carrying Amount
Liabilities
Long-term debt (including amounts due within one year)	19,362	21,594	22,134
Carrying Amount
Assets
Cash and short-term investments	3,592	4,867	2,736
Restricted cash and short-term investments	91	37	12
Available-for-sale securities	1,370	1,322	1,132
Finance receivables-net (excluding finance leases)	12,568	13,077	14,367
Wholesale inventory receivables-net (excluding finance leases)	1,062	660	1,232
Foreign currency contracts-net	63	192	254
Interest rate swaps-net	187	34	371
Commodity contracts-net	17	10
Securitized retained interests		102	52
Liabilities
Short-term borrowings	4,056	4,083	7,209
Guarantees	10	17	14
Machinery and Power Systems | Fair Value
Liabilities
Long-term debt (including amounts due within one year)	5,968	6,674	6,290
Financial Products | Fair Value
Liabilities
Long-term debt (including amounts due within one year)	20,364	22,367	21,259
Fair Value
Assets
Cash and short-term investments	3,592	4,867	2,736
Restricted cash and short-term investments	91	37	12
Available-for-sale securities	1,370	1,322	1,132
Finance receivables-net (excluding finance leases)	12,480	13,234	13,483
Wholesale inventory receivables-net (excluding finance leases)	1,017	646	1,154
Foreign currency contracts-net	63	192	254
Interest rate swaps-net	187	34	371
Commodity contracts-net	17	10
Securitized retained interests		102	52
Liabilities
Short-term borrowings	4,056	4,083	7,209
Guarantees	10	17	14
Carrying amount of assets excluded from measurement at fair value
Assets
Finance leases	$ 7,292	$ 7,780	$ 8,951